Intangible Assets, Allocation of Goodwill to Operating Segments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets [Abstract]
Goodwill, Beginning Balance	$ 24,770	$ 24,812
Reduction in goodwill related to divested businesses	(11)
Goodwill from business combinations	356	(42)
Goodwill, Ending Balance	25,115	24,770
Wealth Brokerage and Retirement [Member]
Intangible Assets [Abstract]
Goodwill, Beginning Balance	373	373
Reduction in goodwill related to divested businesses	(2)
Goodwill from business combinations	0	0
Goodwill, Ending Balance	371	373
Wholesale Banking [Member]
Intangible Assets [Abstract]
Goodwill, Beginning Balance	6,475	6,465
Reduction in goodwill related to divested businesses	(9)
Goodwill from business combinations	354	10
Goodwill, Ending Balance	6,820	6,475
Community Banking [Member]
Intangible Assets [Abstract]
Goodwill, Beginning Balance	17,922	17,974
Reduction in goodwill related to divested businesses	0
Goodwill from business combinations	2	(52)
Goodwill, Ending Balance	$ 17,924	$ 17,922